Subordinated Notes and Debentures	9 Months Ended
Jul. 31, 2026
Subordinated Notes and Debentures [Abstract]
Subordinated Notes and Debentures
NOTE 11: SUBORDINATED NOTES AND DEBENTURES
Issuances
On April 30, 2026, the Bank issued $ 1

billion of Non-Viability Contingent Capital (NVCC)

fixed rate reset notes constituting subordinated

indebtedness of the Bank,
maturing on June 16, 2036. The notes will

bear interest at a fixed rate of
4.208
% per annum (paid semi-annually) until

June 16, 2031, and at the Daily
Compounded Canadian Overnight Repo Rate

Average plus
1.270
% thereafter (paid quarterly) until maturity

on June 16, 2036. With prior approval of

OSFI, the
Bank may, at its option, redeem the notes on or after June 16, 2031,

in whole or in part, at par plus accrued and unpaid

interest on not more than
60

nor less than
10

days' notice to holders.
Subsequent to the quarter ended July 31, 2026,

on August 5, 2026, the Bank issued $
382

million (SGD
350

million) of Fixed Rate Reset Callable Subordinated
Notes (NVCC) constituting subordinated indebtedness

of the Bank, maturing on August 5, 2036.

The notes will bear interest at a fixed rate of
3.125 % per annum
(paid semi-annually) until August 5, 2031, and

at the 5-year SORA-OIS rate plus
1.048
% thereafter (paid semi-annually) until

maturity on August 5, 2036. With
prior approval of OSFI, the Bank may, at its option, redeem the notes on August 5, 2031, in whole but not in part,

at par plus accrued and unpaid interest

on not
more than 60

nor less than
10

days' notice to holders.
Redemptions
On March 4, 2026, the Bank redeemed all of

its outstanding $
1.25

billion
4.859
% NVCC Subordinated Notes due March

4, 2031, constituting subordinated
indebtedness of the Bank, at a redemption price

of
100

per cent of the principal amount, plus accrued

and unpaid interest up to, but excluding,

the redemption
date.
Subsequent to the quarter ended July 31, 2026,

on August 11, 2026, the Bank announced that it intends to exercise its right to redeem all of its outstanding
US$ 1.5

billion
3.625
% NVCC Subordinated Notes due 2031 on

September 15, 2026, at a redemption

price of par, plus accrued and unpaid interest up to, but
excluding, the redemption date.